73907
Prospectus Supplement
dated July 16, 2001 to:

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Putnam Global Growth Fund (the "fund")
Prospectuses dated February 28, 2001

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


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Manager                       Since    Experience
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Robert J. Swift               1996     1995 - Present       Putnam Management
Managing Director
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Kelly A. Morgan               1997     1996 - Present       Putnam Management
Managing Director                      Prior to Dec. 1996   Alliance Capital
                                                            Management L.P.
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Stephen P. Dexter             1999     1999 - Present       Putnam Management
Senior Vice President                  Prior to June 1999   Scudder Kemper Inc.
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Lisa H. Svensson              1998     1994 - Present       Putnam Management
Senior Vice President
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Anthony R. Sellitto           2001     2000 - Present       Putnam Management
Senior Vice President                  Prior to Sept. 2000  Berger Associates
                                       Prior to Jan. 1998   Crestone Capital
                                                            Management
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